Operating Leases (Details) - Schedule of components of lease expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease expenses from continuing operations
Operating lease cost	¥ 409	¥ 483	¥ 767
Operating lease cost for leases with terms less than one year	241
Total lease cost	¥ 650	¥ 483	¥ 767